Income Taxes	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

Cayman Islands

Huadi International is incorporated in Cayman Island as an offshore holding company. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Tuoxing is incorporated in British Virgin Islands as an offshore holding company. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

HK Beach is established in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, HK Beach, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. HK Beach is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2023, 2022 and 2021.

PRC

Hongshun is established in PRC and is subject to statutory income tax rate at 25%.

Huadi Steel, the Company’s main operating subsidiary in PRC, was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from fiscal year 2019, and the HNTE certificate needs to be renewed every three years. Thus, Huadi Steel is eligible for a 15% preferential tax rate for fiscal years 2022, 2021 and 2020. As of September 30, 2022, the tax years ended December 31, 2016 through December 31, 2021 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

Huadi Songyang is established in PRC and is subject to statutory income tax rate at 25%.

Income taxes for the years ended September 30, 2023, 2022 and 2021 are attributed to the Company’s continuing operations in China and consisted of:

	2023	2022	2021
Current income tax	$285,460	$-	$-
Deferred income tax	(64,606)	173,017	(89,000)
Total income tax expense (benefits)	$220,854	$173,017	$(89,000)

Income tax expense reconciliation are as follows:

	2023	2022	2021
Income before taxes	$3,516,111	$2,121,071	$2,468,045
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$527,417	318,161	370,207
Rate differences in various jurisdictions	82,748
Tax effect of R&D expenses deduction	(382,617)	(281,013)	(231,474)
Tax effect of non-taxable investment income and government grant	(37,514)	(37,148)	(227,733)
Tax effect of non-deductible expenses	30,820	173,017	-
Income tax expenses (benefits)	$220,854	$173,017	$(89,000)

Deferred tax assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at September 30, 2023 and 2022 are presented below:

	As of September 30,
	2023	2022
Deferred tax assets:
Bad debt allowance	$392,713	$338,417
Loss carryforward	2,076	312
DTA allowance	(2,076)	-
Total	$392,713	$338,729

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2023 and 2022 the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	As of September 30,
	2023	2022
Income tax payable	$3,507,752	$3,340,256
VAT and tax payable (receivable)	502,097	(213,478)
Total tax payable	$4,009,849	$3,126,778